Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Components of Property, Plant and Equipment

Property, plant and equipment consist of the following components:

(Millions of US dollars)	Land	Buildings	Machinery and Equipment	Construction in Progress[1]	Total

Cost or valuation:
At 31 March 2011	$18.3	$210.4	$981.2	$43.2	$1,253.1
Additions	-	-	28.6	7.2	35.8
Disposals	-	-	(2.9)	-	(2.9)
Impairment	-	-	(26.0)	-	(26.0)
Exchange differences	-	0.1	4.0	-	4.1
Other	-	-	-	0.5	0.5

At 31 March 2012	$18.3	$210.5	$984.9	$50.9	$1,264.6
Additions	0.2	3.0	47.7	10.2	61.1
Disposals	-	-	(7.3)	-	(7.3)
Impairment	-	(3.5)	(33.6)	-	(37.1)
Exchange differences	-	0.2	3.0	-	3.2

At 31 March 2013	$18.5	$210.2	$994.7	$61.1	$1,284.5

Accumulated depreciation:
At 31 March 2011	$-	$(67.3)	$(469.4)	$-	$(536.7)
Charge for the year	-	(8.8)	(56.4)	-	(65.2)
Disposals	-	-	2.6	-	2.6
Impairment	-	-	11.7	-	11.7
Exchange differences	-	(0.1)	(2.2)	-	(2.3)

At 31 March 2012	$-	$(76.2)	$(513.7)	$-	$(589.9)
Charge for the year	-	(8.8)	(51.2)	-	(60.0)
Disposals	-	-	6.5	-	6.5
Impairment	-	-	20.2	-	20.2
Exchange differences	-	(0.2)	(1.6)	-	(1.8)
Other	-	-	(0.6)	-	(0.6)

At 31 March 2013	$-	$(85.2)	$(540.4)	$-	$(625.6)

Net book amount:
At 31 March 2012	$18.3	$134.3	$471.2	$50.9	$674.7
At 31 March 2013	$18.5	$125.0	$454.3	$61.1	$658.9

[1]	Construction in progress consists of plant expansions and upgrades.